UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


                                    FORM 13F


                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [  ] Amendment Number:

This Amendment:  [  ] is a restatement
                 [  ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:           Devon Energy Corporation
Address:        20 North Broadway, Suite 1500
                Oklahoma City, OK 73102-8260

Form 13F File Number:      028-05117

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Janice A. Dobbs
Title:    Corporate Secretary
Phone:    (405) 552-7844

Signature, Place, and Date of Signing:

JANICE A. DOBBS
Janice A. Dobbs              Oklahoma City, OK            April 19, 2001
---------------              -----------------            --------------
Signature                    City, State                  Date

Report Type:

[ X ]   13F HOLDINGS REPORT
[   ]   13F NOTICE
[   ]   13F COMBINATION REPORT

                              FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of other included Managers                  0

Form 13F Information Table Entry Total:            1

Form 13F Information Table Value Total:            $622,715,266

List of Other Included Managers:                   NONE


                                       FORM 13F INFORMATION TABLE
COLUMN 1    COLUMN 2   COLUMN 3    COLUMN 4      COLUMN 5           COLUMN 6  COLUMN 7    COLUMN 8
--------    --------   --------    --------      --------           --------  --------    --------
                                                                                          VOTING AUTHORITY
                                                                                          ----------------
NAME OF     TITLE OF    CUSIP      VALUE         SHRS/   SH/  PUT/  INVSTMT   OTHER       SOLE   SHARED   NONE
ISSUER      CLASS                  (X$1000) AMT  PRN     PRN  CALL  DISCRETN  MANAGERS
------      -----       -----      ------------  ---     ---  ----  --------  --------    ----   ------   ----
Chevron     Common      166751107  622,715       7092429 SH         SOLE
Corporation